Loans (Credit Quality Indicators Related To Company's Commercial Loans, Consumer Loans, and Credit Cards Loans Portfolio Segments) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Commercial and industrial	74,608,512	[1]	74,611,001	[1]
Construction	6,421,718		8,096,574
Other commercial	2,349,976	[2]	2,178,037	[2]
Mortgage	41,155,936		44,221,131
Home equity	29,287,399		26,457,188
Other consumer	27,789,903	[3]	26,949,582	[3]
Foreign	2,487,575	[4]	2,343,550	[4]
Credit cards	12,394,702		11,368,321
Commercial [Member]
Commercial and industrial	74,608,512
Construction	6,421,718
Other commercial	2,349,976
Foreign	2,421,894
Total commercial	85,802,100
Commercial [Member] | Investment Grade [Member]
Commercial and industrial	26,050,125
Construction	1,814,695
Other commercial	1,900,006
Foreign	1,086,355
Total commercial	30,851,181
Commercial [Member] | Non-Investment Grade [Member]
Commercial and industrial	48,558,387	[5]
Construction	4,607,023	[5]
Other commercial	449,970	[5]
Foreign	1,335,539	[5]
Total commercial	54,950,919	[5]
Consumer [Member]
Mortgage	41,155,936
Home equity	29,287,399
Other consumer	27,789,903
Foreign	65,681
Total consumer	98,298,919
Consumer [Member] | Normal [Member]
Mortgage	40,514,528
Home equity	28,996,624
Other consumer	27,264,573
Foreign	64,399
Total consumer	96,840,124
Consumer [Member] | Precautionary [Member]
Mortgage	331,228
Home equity	166,837
Other consumer	350,930
Total consumer	848,995
Consumer [Member] | Substandard [Member]
Mortgage	96,368
Home equity	107,950
Other consumer	64,177
Foreign	923
Total consumer	269,418
Consumer [Member] | Doubtful [Member]
Mortgage	193,292
Home equity	11,189
Other consumer	95,081
Foreign	338
Total consumer	299,900
Consumer [Member] | Estimated Loss [Member]
Mortgage	20,250
Home equity	4,799
Other consumer	15,142
Foreign	21
Total consumer	40,482
Normal [Member]
Credit cards	12,153,081
Precautionary [Member]
Credit cards	179,591
Substandard [Member]
Credit cards	3,531
Doubtful [Member]
Credit cards	38,013
Estimated Loss [Member]
Credit cards	20,486

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other commercial loans include bills bought in foreign currency and overdrafts.
[3]	Other consumer loans include personal overdrafts and loans with principal due at maturity.
[4]	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
[5]	Not-rated loans are included in Non-investment grade category.